Quarterly Holdings Report
for
Fidelity® Series Small Cap Core Fund
July 31, 2025
SCC-NPRT1-0925
1.9906194.102
Common Stocks - 98.5%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.9%
Consumer Discretionary - 0.9%
Diversified Consumer Services - 0.9%
OneSpaWorld Holdings Ltd (a)	600,148	13,275,274
CAMEROON - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Golar LNG Ltd (a)	132,985	5,473,663
CANADA - 1.0%
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (b)	159,816	4,880,781
Utilities - 0.7%
Gas Utilities - 0.7%
Brookfield Infrastructure Corp (United States)	236,029	9,214,572
TOTAL CANADA		14,095,353
ISRAEL - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 0.7%
Nova Ltd (b)	35,789	9,397,834
Software - 0.3%
Cellebrite DI Ltd (b)	340,789	4,764,230
TOTAL ISRAEL		14,162,064
JAPAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Allegro MicroSystems Inc (b)	199,511	6,266,641
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Merus NV (b)	53,374	3,535,493
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Seadrill Ltd (a)(b)	147,500	4,301,100
PUERTO RICO - 0.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liberty Latin America Ltd Class C (b)	532,827	3,804,385
Financials - 0.7%
Banks - 0.2%
Popular Inc	29,259	3,352,496
Financial Services - 0.5%
EVERTEC Inc	180,200	6,514,230
TOTAL FINANCIALS		9,866,726

TOTAL PUERTO RICO		13,671,111
TAIWAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Silicon Motion Technology Corp ADR	66,206	5,067,407
THAILAND - 0.9%
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.9%
Fabrinet (b)	40,900	13,240,557
UNITED KINGDOM - 0.5%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	119,080	4,330,940
Health Care - 0.2%
Biotechnology - 0.2%
Autolus Therapeutics PLC ADR (a)(b)	1,304,935	3,131,844
TOTAL UNITED KINGDOM		7,462,784
UNITED STATES - 91.7%
Communication Services - 2.5%
Diversified Telecommunication Services - 0.3%
Cogent Communications Holdings Inc	105,266	4,799,077
Entertainment - 1.1%
Cinemark Holdings Inc (a)	306,100	8,224,907
IMAX Corp (a)(b)	291,191	7,509,816
		15,734,723
Interactive Media & Services - 0.2%
IAC Inc Class A (b)	84,791	3,332,286
Media - 0.9%
EchoStar Corp Class A (b)	222,100	7,238,239
Magnite Inc (b)	246,600	5,674,266
		12,912,505
TOTAL COMMUNICATION SERVICES		36,778,591

Consumer Discretionary - 9.6%
Automobile Components - 1.7%
LCI Industries	58,258	5,534,510
Modine Manufacturing Co (b)	86,500	11,639,440
Patrick Industries Inc	80,760	7,853,102
		25,027,052
Diversified Consumer Services - 1.8%
Grand Canyon Education Inc (b)	65,374	11,024,017
Laureate Education Inc (b)	654,298	14,787,135
		25,811,152
Hotels, Restaurants & Leisure - 1.0%
Dutch Bros Inc Class A (b)	95,100	5,636,577
Noodles & Co Class A (b)	19,084	17,727
Red Rock Resorts Inc Class A	140,020	8,590,227
		14,244,531
Household Durables - 1.9%
Cavco Industries Inc (b)	23,662	9,551,640
Champion Homes Inc (b)	113,800	6,930,420
Installed Building Products Inc (a)	43,200	8,738,928
Newell Brands Inc	557,000	3,124,770
		28,345,758
Leisure Products - 0.7%
Brunswick Corp/DE (a)	89,520	5,218,121
Latham Group Inc (b)	818,200	5,547,396
		10,765,517
Specialty Retail - 2.0%
Academy Sports & Outdoors Inc	117,377	5,961,578
America's Car-Mart Inc/TX (b)	98,585	4,440,268
Boot Barn Holdings Inc (b)	53,623	9,217,794
Camping World Holdings Inc Class A (a)	321,732	4,452,771
Murphy USA Inc	12,661	4,589,359
		28,661,770
Textiles, Apparel & Luxury Goods - 0.5%
Crocs Inc (b)	73,600	7,340,128
Steven Madden Ltd	15,300	367,277
		7,707,405
TOTAL CONSUMER DISCRETIONARY		140,563,185

Consumer Staples - 2.3%
Beverages - 0.6%
Boston Beer Co Inc/The Class A (b)	19,606	4,060,010
Vita Coco Co Inc/The (b)	151,500	5,341,890
		9,401,900
Consumer Staples Distribution & Retail - 0.3%
Grocery Outlet Holding Corp (b)	343,800	4,527,846
Food Products - 1.1%
Darling Ingredients Inc (b)	160,500	5,196,990
Simply Good Foods Co/The (b)	221,786	6,755,602
TreeHouse Foods Inc (b)	166,945	3,208,683
		15,161,275
Household Products - 0.3%
Energizer Holdings Inc	195,820	4,409,866
TOTAL CONSUMER STAPLES		33,500,887

Energy - 4.0%
Energy Equipment & Services - 1.9%
Cactus Inc Class A	219,748	9,297,538
Flowco Holdings Inc Class A	352,900	6,599,230
Kodiak Gas Services Inc	145,900	4,716,947
Solaris Energy Infrastructure Inc Class A (a)	230,800	7,540,236
		28,153,951
Oil, Gas & Consumable Fuels - 2.1%
Chord Energy Corp	95,411	10,526,696
Gulfport Energy Corp (b)	48,800	8,497,544
Northern Oil & Gas Inc (a)	214,753	6,047,444
Uranium Energy Corp (a)(b)	666,355	5,777,298
		30,848,982
TOTAL ENERGY		59,002,933

Financials - 18.5%
Banks - 10.7%
Associated Banc-Corp	25,811	638,563
BOK Financial Corp	62,366	6,332,020
Byline Bancorp Inc	215,647	5,671,516
Cadence Bank	229,322	7,991,872
Camden National Corp	134,349	5,066,301
Connectone Bancorp Inc	203,627	4,689,530
CVB Financial Corp	325,000	6,074,250
Eastern Bankshares Inc	682,577	10,545,815
First Bancorp/Southern Pines NC	136,800	6,852,312
First Foundation Inc (b)	566,510	2,758,904
First Hawaiian Inc	268,000	6,499,000
First Interstate BancSystem Inc Class A	417,507	12,020,027
First Northwest Bancorp	53,112	406,306
FNB Corp/PA	602,506	9,230,392
Hancock Whitney Corp	144,200	8,611,624
Independent Bank Corp/MI	218,565	6,677,161
SouthState Corp	62,960	5,928,943
United Community Banks Inc/GA	311,589	9,503,465
Univest Financial Corp	22,705	654,811
Webster Financial Corp	218,367	12,588,858
Western Alliance Bancorp	140,498	10,897,025
Wintrust Financial Corp	118,519	15,168,062
		154,806,757
Capital Markets - 4.6%
P10 Inc Class A (a)	673,883	8,288,761
Perella Weinberg Partners Class A	680,107	13,561,334
Piper Sandler Cos	41,175	12,983,301
PJT Partners Inc Class A (a)	61,991	11,072,832
StepStone Group Inc Class A	184,970	10,979,819
Stifel Financial Corp	89,877	10,256,763
		67,142,810
Consumer Finance - 1.0%
FirstCash Holdings Inc	112,450	14,988,461
Financial Services - 1.1%
Cannae Holdings Inc	227,829	4,870,984
HA Sustainable Infrastructure Capital Inc	223,800	5,812,086
Walker & Dunlop Inc	79,776	5,983,998
		16,667,068
Insurance - 1.1%
Baldwin Insurance Group Inc/The Class A (b)	136,523	5,029,507
Selective Insurance Group Inc	78,185	6,096,084
TWFG Inc Class A (b)	176,350	5,443,925
		16,569,516
TOTAL FINANCIALS		270,174,612

Health Care - 14.1%
Biotechnology - 6.8%
ADMA Biologics Inc (b)	317,300	5,933,510
Alkermes PLC (b)	196,600	5,207,934
Annexon Inc (a)(b)	1,244,200	2,986,080
Arcellx Inc (b)	79,253	5,657,872
Astria Therapeutics Inc (b)	581,389	4,023,212
Avidity Biosciences Inc (b)	150,400	5,521,184
Bicara Therapeutics Inc (b)	144,016	1,600,018
Blueprint Medicines Corp rights (b)(c)	35,641	16,394
Celldex Therapeutics Inc (b)	212,628	4,673,563
Crinetics Pharmaceuticals Inc (b)	173,645	4,964,511
Cytokinetics Inc (b)	160,251	6,031,848
Day One Biopharmaceuticals Inc (b)	543,100	3,644,201
Denali Therapeutics Inc (b)	260,400	3,601,332
Legend Biotech Corp ADR (b)	93,200	3,641,324
Madrigal Pharmaceuticals Inc (a)(b)	19,282	5,832,998
Monte Rosa Therapeutics Inc (b)	598,919	2,964,649
Perspective Therapeutics Inc (a)(b)	907,800	3,485,952
PTC Therapeutics Inc (b)	109,200	5,690,412
Spyre Therapeutics Inc (b)	54,631	927,087
Stoke Therapeutics Inc (b)	287,900	3,699,515
Ultragenyx Pharmaceutical Inc (b)	99,000	2,704,680
Vaxcyte Inc (b)	138,566	4,704,316
Vericel Corp (b)	108,200	3,780,508
Vir Biotechnology Inc (b)	624,300	3,165,201
Viridian Therapeutics Inc (b)	209,932	3,678,009
Zenas Biopharma Inc	81,000	1,272,510
		99,408,820
Health Care Equipment & Supplies - 2.7%
ICU Medical Inc (b)	58,900	7,563,349
iRhythm Technologies Inc (b)	76,198	10,681,436
Masimo Corp (b)	50,094	7,703,956
Merit Medical Systems Inc (b)	114,876	9,748,377
TransMedics Group Inc (b)	28,800	3,426,336
ViewRay Inc (b)	34,227	0
		39,123,454
Health Care Providers & Services - 3.6%
AMN Healthcare Services Inc (b)	72,500	1,329,649
Ensign Group Inc/The	100,849	15,127,350
HealthEquity Inc (b)	75,100	7,284,700
LifeStance Health Group Inc (b)	966,165	3,845,337
Option Care Health Inc (b)	332,700	9,764,745
Progyny Inc (b)	335,500	7,887,605
Surgery Partners Inc (b)	331,069	7,266,965
		52,506,351
Pharmaceuticals - 1.0%
Axsome Therapeutics Inc (b)	55,502	5,626,793
Elanco Animal Health Inc (b)	239,200	3,272,256
Enliven Therapeutics Inc (b)	21,089	396,684
Jazz Pharmaceuticals PLC (b)	25,000	2,865,750
Structure Therapeutics Inc ADR (b)	153,200	2,726,960
		14,888,443
TOTAL HEALTH CARE		205,927,068

Industrials - 18.1%
Aerospace & Defense - 2.4%
Archer Aviation Inc Class A (a)(b)	513,300	5,148,399
Cadre Holdings Inc	169,960	5,620,577
Karman Holdings Inc	70,700	3,655,189
Kratos Defense & Security Solutions Inc (a)(b)	258,068	15,148,592
V2X Inc (b)	108,778	5,153,902
		34,726,659
Building Products - 2.1%
AZZ Inc	110,155	12,061,973
Tecnoglass Inc	117,512	9,169,461
UFP Industries Inc	89,924	8,812,552
		30,043,986
Commercial Services & Supplies - 3.0%
ACV Auctions Inc Class A (b)	493,583	7,013,814
Brady Corp Class A	106,873	7,542,028
BrightView Holdings Inc (b)	427,900	6,825,005
Brink's Co/The	123,691	10,803,172
VSE Corp	75,345	11,794,506
		43,978,525
Construction & Engineering - 4.3%
Bowman Consulting Group Ltd (b)	143,978	4,993,157
Centuri Holdings Inc (a)(b)	347,597	7,577,615
Construction Partners Inc Class A (b)	127,753	12,883,890
IES Holdings Inc (b)	41,421	14,624,512
Limbach Holdings Inc (a)(b)	37,700	5,164,900
Sterling Infrastructure Inc (b)	50,468	13,504,732
Valmont Industries Inc	10,700	3,894,265
		62,643,071
Electrical Equipment - 0.5%
NEXTracker Inc Class A (b)	151,368	8,818,700
Machinery - 2.8%
Atmus Filtration Technologies Inc	184,700	7,186,677
Gates Industrial Corp PLC (b)	359,500	8,915,600
REV Group Inc	255,600	12,664,980
Terex Corp	216,859	11,029,449
Wabash National Corp	167,600	1,669,296
		41,466,002
Professional Services - 1.2%
CRA International Inc	55,850	9,866,461
ExlService Holdings Inc (b)	65,200	2,831,636
FTI Consulting Inc (b)	26,900	4,474,815
		17,172,912
Trading Companies & Distributors - 1.8%
FTAI Aviation Ltd	71,126	9,787,649
GMS Inc (b)	47,300	5,185,972
Herc Holdings Inc (a)	69,000	8,059,890
Xometry Inc Class A (a)(b)	80,521	2,604,049
		25,637,560
TOTAL INDUSTRIALS		264,487,415

Information Technology - 11.6%
Communications Equipment - 0.9%
Ciena Corp (b)	57,345	5,323,910
Lumentum Holdings Inc (b)	77,841	8,568,737
		13,892,647
Electronic Equipment, Instruments & Components - 4.0%
Advanced Energy Industries Inc	65,476	9,095,926
Bel Fuse Inc Class A	17,085	1,956,745
Bel Fuse Inc Class B	37,500	4,876,500
Belden Inc	84,303	10,424,066
Crane NXT Co	102,684	6,093,269
Insight Enterprises Inc (b)	15,300	1,814,273
OSI Systems Inc (b)	32,900	7,271,229
PAR Technology Corp (b)	97,000	5,895,660
Sanmina Corp (b)	101,300	11,754,852
		59,182,520
Semiconductors & Semiconductor Equipment - 2.3%
Cirrus Logic Inc (b)	72,254	7,276,700
Diodes Inc (b)	150,226	7,416,658
Ichor Holdings Ltd (b)	214,918	4,253,227
MACOM Technology Solutions Holdings Inc (b)	48,433	6,642,102
Onto Innovation Inc (b)	79,239	7,507,895
		33,096,582
Software - 4.1%
Agilysys Inc (b)	81,750	9,326,040
Commvault Systems Inc (b)	59,500	11,302,025
nCino Inc (a)(b)	206,900	5,777,683
Olo Inc Class A (b)	541,200	5,671,776
SPS Commerce Inc (b)	47,800	5,203,747
Telos Corp (b)	41,756	107,313
Varonis Systems Inc (b)	232,252	12,966,629
Vertex Inc Class A (a)(b)	81,600	2,706,672
Workiva Inc Class A (b)	96,516	6,160,616
		59,222,501
Technology Hardware, Storage & Peripherals - 0.3%
IonQ Inc (a)(b)	96,900	3,863,403
TOTAL INFORMATION TECHNOLOGY		169,257,653

Materials - 3.3%
Chemicals - 0.3%
Element Solutions Inc	249,679	5,892,424
Construction Materials - 0.5%
Eagle Materials Inc	32,473	7,283,369
Containers & Packaging - 0.5%
Graphic Packaging Holding CO	307,310	6,871,452
Metals & Mining - 1.5%
Carpenter Technology Corp	58,376	14,558,391
Constellium SE (b)	248,501	3,406,949
Warrior Met Coal Inc	74,450	3,825,241
		21,790,581
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	73,800	6,672,258
TOTAL MATERIALS		48,510,084

Real Estate - 6.4%
Diversified REITs - 0.2%
Armada Hoffler Properties Inc Class A	436,439	2,980,878
Health Care REITs - 0.8%
CareTrust REIT Inc	214,700	6,827,460
Sabra Health Care REIT Inc	253,300	4,566,999
		11,394,459
Industrial REITs - 0.2%
Plymouth Industrial REIT Inc	219,463	3,186,603
Office REITs - 1.1%
Douglas Emmett Inc	462,307	7,008,574
Kilroy Realty Corp	177,100	6,527,906
Postal Realty Trust Inc Class A	172,118	2,359,738
		15,896,218
Real Estate Management & Development - 1.6%
Compass Inc Class A (b)	1,162,500	9,230,250
Cushman & Wakefield PLC (b)	938,591	11,441,424
Landbridge Co LLC Class A (a)	52,842	2,995,085
		23,666,759
Retail REITs - 1.5%
Curbline Properties Corp	257,524	5,691,280
Tanger Inc	255,800	7,679,116
Urban Edge Properties	437,377	8,625,075
		21,995,471
Specialized REITs - 1.0%
Four Corners Property Trust Inc	313,757	7,919,227
Outfront Media Inc	345,644	6,059,139
		13,978,366
TOTAL REAL ESTATE		93,098,754

Utilities - 1.3%
Electric Utilities - 0.8%
IDACORP Inc (a)	37,473	4,696,491
TXNM Energy Inc	115,900	6,581,961
		11,278,452
Gas Utilities - 0.5%
New Jersey Resources Corp	122,613	5,629,163
Southwest Gas Holdings Inc	36,200	2,828,668
		8,457,831
TOTAL UTILITIES		19,736,283

TOTAL UNITED STATES		1,341,037,465
TOTAL COMMON STOCKS (Cost $1,352,183,052)		1,441,588,912

Money Market Funds - 8.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.33	27,804,955	27,810,516
Fidelity Securities Lending Cash Central Fund (d)(e)	4.33	99,762,070	99,772,046
TOTAL MONEY MARKET FUNDS (Cost $127,582,562)			127,582,562

TOTAL INVESTMENT IN SECURITIES - 107.2% (Cost $1,479,765,614)	1,569,171,474
NET OTHER ASSETS (LIABILITIES) - (7.2)%	(105,154,653)
NET ASSETS - 100.0%	1,464,016,821

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	32,862,794	70,608,441	75,660,719	255,318	-	-	27,810,516	27,804,955	0.0%
Fidelity Securities Lending Cash Central Fund	70,860,393	156,382,875	127,471,222	56,273	-	-	99,772,046	99,762,070	0.4%
Total	103,723,187	226,991,316	203,131,941	311,591	-	-	127,582,562

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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